Net Loss Per Share (Details) - Schedule of Net Income (Loss) Per Share Per Common Share of Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Class A Common Stock [Member]
Numerator:
Allocation of net loss	$ (7,112)		$ (7,770)
Deemed dividend from warrant price adjustment			(604)
Net loss available to common stockholders	$ (7,112)		$ (8,374)
Denominator:
Weighted-average shares outstanding (in Shares)	28,297,162		24,095,237
Basic net loss per share (in Dollars per share)	$ (0.25)		$ (0.35)
Numerator:
Net loss available to common stockholders	$ (7,112)		$ (8,374)
Change in fair value of liability-classified warrants			(366)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(567)		(818)
Reallocation of net loss
Allocation of net loss	$ (7,679)		$ (9,558)
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)	28,927,162		24,095,237
Shares issuable under liability-classified warrants (in Shares)			60,882
Conversion of Class B to Class A Common Stock (in Shares)	2,254,901		2,254,901
Number of shares used in per share computation (in Shares)	30,552,063		26,411,020
Diluted net loss per share (in Dollars per share)	$ (0.25)		$ (0.36)
Class B Common Stock [Member]
Numerator:
Allocation of net loss	$ (567)		$ (727)
Deemed dividend from warrant price adjustment			(57)
Net loss available to common stockholders	$ (567)		$ (784)
Denominator:
Weighted-average shares outstanding (in Shares)	2,254,901		2,254,901
Basic net loss per share (in Dollars per share)	$ (0.25)		$ (0.35)
Numerator:
Net loss available to common stockholders	$ (567)		$ (784)
Change in fair value of liability-classified warrants			(34)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss			2
Allocation of net loss	$ (567)		$ (816)
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)	2,254,901		2,254,901
Conversion of Class B to Class A Common Stock (in Shares)
Number of shares used in per share computation (in Shares)	2,254,901		2,254,901
Diluted net loss per share (in Dollars per share)	$ (0.25)		$ (0.36)
Common Stock [Member]
Numerator:
Allocation of net loss		$ (10,004)		$ (32,536)
Deemed dividend from warrant price adjustment
Net loss available to common stockholders		$ (10,004)		$ (32,536)
Denominator:
Weighted-average shares outstanding (in Shares)		15,335,373		13,907,357
Basic net loss per share (in Dollars per share)		$ (0.65)		$ (2.34)
Numerator:
Net loss available to common stockholders		$ (10,004)		$ (32,536)
Change in fair value of liability-classified warrants
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss
Allocation of net loss		$ (10,004)		$ (32,536)
Denominator:
Number of shares used in basic earnings per share calculation (in Shares)		15,335,373		13,907,357
Shares issuable under liability-classified warrants (in Shares)
Conversion of Class B to Class A Common Stock (in Shares)
Number of shares used in per share computation (in Shares)		15,335,373		13,907,357
Diluted net loss per share (in Dollars per share)		$ (0.65)		$ (2.34)